INVESTMENT LOSS (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	May 27, 2015	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment loss [Line Items]
Investment loss			$ 0.2	$ 0.0	$ 1.3
Proceeds from sale of disposal			0.0	58.5	0.0
Nantong Hanwha PV-Tech Energy Co., Ltd. [Member]
Investment loss [Line Items]
Investment loss	$ 1.6		0.0	0.0	(1.6)
Proceeds from sale of disposal	$ 1.0
Hanwha Solar Australia Pty Ltd. [Member]
Investment loss [Line Items]
Investment loss			0.0	0.0	0.3
Proceeds from sale of disposal		$ 0.3
BOURTON RENEWABLES LIMITED [Member]
Investment loss [Line Items]
Investment loss			(0.1)	0.0	0.0
HARELAW RENEWABLES LIMITED [Member]
Investment loss [Line Items]
Investment loss			0.0	0.0	0.0
HIGH ERCALL RENEWABLES LIMITED [Member]
Investment loss [Line Items]
Investment loss			(0.1)	0.0	0.0
Loss on disposal of Solarpark HZBG Infrastruktur GmbH & Co. KG [Member]
Investment loss [Line Items]
Investment loss			0.0	0.0	0.0
Loss on disposal of Solarpark NSTR Infrastruktur GmbH & Co. KG [Member]
Investment loss [Line Items]
Investment loss			$ 0.0	$ 0.0	$ 0.0